Debt - Schedule of Maturities of Long Term Debt (Detail) (USD $)	6 Months Ended
Jun. 30, 2014
September 30, 2014-March 31, 2016 [Member]
Debt Instrument [Line Items]
Principal Payment Amount	$ 3,750,000
June 30, 2016- March 31, 2017 [Member]
Debt Instrument [Line Items]
Principal Payment Amount	5,625,000
June 30, 2017-December 31, 2018 [Member]
Debt Instrument [Line Items]
Principal Payment Amount	11,250,000
Term A Loan Maturity Date [Member]
Debt Instrument [Line Items]
Principal Payment Amount	$ 168,750,000